CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 63,179	$ 46,361	$ 34,728
Other comprehensive gain (loss), net of tax:
Foreign currency translation adjustments	(12,807)	4,238	5,558
Unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge	1,615	(441)	(50)
Reclassification of net gains realized to net income	(385)	(10)	(731)
Other comprehensive gain (loss), net of tax	(11,577)	3,787	4,777
Comprehensive income	51,602	50,148	39,505
Less: comprehensive income attributable to non-controlling interests	(1,777)	(3,141)	(2,813)
Comprehensive income attributable to the Company	$ 49,825	$ 47,007	$ 36,692